BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 47.5%
Brazil - 5.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	6,750,000	BRL	$1,250,833
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	2,170,000	BRL	385,945
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	2,500,000	BRL	431,817
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	4,130,000	BRL	694,308

Total Brazil					2,762,903

Colombia - 6.5%
Colombian TES, Bonds	6.000%	4/28/28	4,850,000,000	COP	835,557
Colombian TES, Bonds	7.000%	3/26/31	3,410,000,000	COP	563,770
Colombian TES, Bonds	9.250%	5/28/42	8,430,000,000	COP	1,431,414
Colombian TES, Bonds	7.250%	10/26/50	1,530,000,000	COP	203,791

Total Colombia					3,034,532

Germany - 5.4%
Bundesrepublik Deutschland Bundesanleihe, Bonds	1.700%	8/15/32	2,460,000	EUR	2,540,778	(a)

Malaysia - 0.5%
Malaysia Government Bond	3.899%	11/16/27	1,040,000	MYR	239,313

Mexico - 13.0%
Mexican Bonos, Bonds	8.000%	11/7/47	18,800,000	MXN	929,202
Mexican Bonos, Bonds	8.000%	7/31/53	20,700,000	MXN	1,018,338
Mexican Bonos, Senior Notes	8.500%	5/31/29	25,800,000	MXN	1,410,080
Mexican Bonos, Senior Notes	8.500%	11/18/38	27,200,000	MXN	1,442,159
Mexican Bonos, Senior Notes	7.750%	11/13/42	26,800,000	MXN	1,297,755

Total Mexico					6,097,534

New Zealand - 0.8%
New Zealand Government Bond	2.750%	5/15/51	860,000	NZD	399,119

Poland - 4.4%
Republic of Poland Government Bond	1.750%	4/25/32	12,490,000	PLN	2,053,840

Russia - 0.1%
Russian Federal Bond - OFZ	7.650%	4/10/30	89,700,000	RUB	57,759	*(b)

South Africa - 3.8%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	25,199,569	ZAR	891,362
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	20,799,804	ZAR	899,397

Total South Africa					1,790,759

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report	1

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Korea - 7.1%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	3,620,000,000	KRW	$2,524,067
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	1,463,000,000	KRW	827,545

Total South Korea					3,351,612

TOTAL SOVEREIGN BONDS (Cost - $23,891,826)					22,328,149

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.3%
U.S. Government Obligations - 28.3%
U.S. Treasury Bonds	1.875%	11/15/51	1,220,000		831,292
U.S. Treasury Bonds	2.250%	2/15/52	3,390,000		2,529,655
U.S. Treasury Bonds	3.000%	8/15/52	2,640,000		2,319,900
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	4.931%	1/31/25	3,630,000		3,632,468	(c)
U.S. Treasury Notes	1.875%	2/15/32	1,290,000		1,132,529
U.S. Treasury Notes	3.500%	2/15/33	2,870,000		2,874,709

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $13,279,765)					13,320,553

MORTGAGE-BACKED SECURITIES - 14.0%
FHLMC - 7.3%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	876,281		875,327
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	1,324,182		1,298,603
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	1,226,517		1,239,999

Total FHLMC					3,413,929

FNMA - 6.7%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	1,071,018		1,050,329
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	1,200,605		1,198,524
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	886,495		896,240

Total FNMA					3,145,093

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,439,659)					6,559,022

CORPORATE BONDS & NOTES - 8.1%
FINANCIALS - 8.1%
Banks - 2.1%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.560%	3/14/25	980,000		978,455	(c)(d)

Capital Markets - 6.0%
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	930,000		937,129

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Jackson National Life Global Funding, Secured Notes (SOFR + 1.150%)	5.999%	6/28/24	910,000		$903,710	(c)(d)
Macquarie Group Ltd., Senior Notes	6.207%	11/22/24	960,000		976,113	(d)

Total Capital Markets					2,816,952

TOTAL CORPORATE BONDS & NOTES (Cost - $3,781,260)					3,795,407

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 0.2%
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%) (Cost - $100,058)	2.890%	3/22/44	95,053	EUR	89,370	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $47,492,568)					46,092,501

			SHARES
SHORT-TERM INVESTMENTS - 2.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,116,473)	4.617%		1,116,473		1,116,473	(f)(g)

TOTAL INVESTMENTS - 100.5% (Cost - $48,609,041)					47,208,974
Liabilities in Excess of Other Assets - (0.5)%					(243,575)

TOTAL NET ASSETS - 100.0%					$46,965,399

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of March 31, 2023.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown is one-day yield as of the end of the reporting period.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,116,473 and the cost was $1,116,473 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report	3

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	25	6/23	$3,035,037	$3,028,516	$(6,521)
U.S. Treasury Ultra Long-Term Bonds	5	6/23	677,864	705,625	27,761

Net unrealized appreciation on open futures contracts					$21,240

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	3,700,000	USD	358,414	HSBC Securities Inc.	4/14/23	$(1,642)
USD	354,219	SEK	3,700,000	HSBC Securities Inc.	4/14/23	(2,553)
BRL	1,920,000	USD	366,133	HSBC Securities Inc.	4/19/23	11,506
USD	448,982	BRL	2,300,000	HSBC Securities Inc.	4/19/23	(3,397)
USD	2,447,168	BRL	12,680,000	HSBC Securities Inc.	4/19/23	(46,818)
PLN	1,650,000	USD	379,389	Citibank N.A.	4/20/23	2,401
USD	1,780,653	PLN	7,790,000	HSBC Securities Inc.	4/20/23	(21,855)
USD	359,783	PLN	1,560,000	UBS Securities LLC	4/20/23	(1,181)
MYR	1,200,000	USD	273,659	Barclays Bank PLC	4/21/23	(1,341)
MYR	2,900,000	USD	649,714	Barclays Bank PLC	4/21/23	8,389
USD	1,181,822	MYR	5,300,000	Barclays Bank PLC	4/21/23	(20,918)
CAD	120,000	USD	89,129	Citibank N.A.	4/25/23	(307)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	480,000	USD	354,892	JPMorgan Chase & Co.	4/25/23	$398
COP	60,000,000	USD	13,023	JPMorgan Chase & Co.	4/27/23	(211)
COP	80,000,000	USD	17,385	JPMorgan Chase & Co.	4/27/23	(301)
COP	490,000,000	USD	102,339	JPMorgan Chase & Co.	4/27/23	2,298
COP	3,300,000,000	USD	692,259	JPMorgan Chase & Co.	4/27/23	12,442
USD	48,825	COP	230,000,000	JPMorgan Chase & Co.	4/27/23	(290)
USD	653,718	COP	3,130,000,000	JPMorgan Chase & Co.	4/27/23	(14,681)
USD	3,034,000	COP	14,300,000,000	JPMorgan Chase & Co.	4/27/23	(19,704)
USD	5,872,789	MXN	112,700,000	Citibank N.A.	4/28/23	(347,305)
USD	1,267,363	MXN	24,100,000	HSBC Securities Inc.	4/28/23	(62,755)
MXN	5,200,000	USD	285,308	Morgan Stanley & Co. Inc.	4/28/23	1,689
MXN	25,000,000	USD	1,341,976	Morgan Stanley & Co. Inc.	4/28/23	37,814
USD	151,592	MXN	2,800,000	Morgan Stanley & Co. Inc.	4/28/23	(2,945)
EUR	120,000	USD	131,051	Citibank N.A.	5/5/23	(654)
USD	603,820	EUR	550,000	HSBC Securities Inc.	5/5/23	6,167
EUR	480,000	USD	514,797	JPMorgan Chase & Co.	5/5/23	6,791
USD	3,519,621	EUR	3,220,000	JPMorgan Chase & Co.	5/5/23	20,633
EUR	550,000	USD	595,163	UBS Securities LLC	5/5/23	2,490
ZAR	1,600,000	USD	86,191	Citibank N.A.	5/15/23	3,314
USD	2,286,475	ZAR	40,900,000	HSBC Securities Inc.	5/15/23	(1,482)
ZAR	7,400,000	USD	401,736	UBS Securities LLC	5/15/23	12,222
USD	315,303	CNH	2,130,000	HSBC Securities Inc.	5/17/23	4,219
USD	87,974	AUD	130,000	JPMorgan Chase & Co.	6/7/23	858
KRW	710,000,000	USD	549,663	Citibank N.A.	6/9/23	(1,951)
USD	3,670,176	KRW	4,770,000,000	Citibank N.A.	6/9/23	(9,527)
THB	2,800,000	USD	81,561	HSBC Securities Inc.	6/12/23	936
USD	108,295	JPY	14,000,000	Citibank N.A.	6/16/23	1,646
USD	122,173	JPY	16,000,000	HSBC Securities Inc.	6/16/23	289
JPY	93,000,000	USD	692,145	JPMorgan Chase & Co.	6/16/23	16,305
USD	357,902	JPY	47,000,000	JPMorgan Chase & Co.	6/16/23	(132)
USD	122,997	JPY	16,000,000	Morgan Stanley & Co. Inc.	6/16/23	1,113
NOK	3,700,000	USD	352,929	Morgan Stanley & Co. Inc.	6/23/23	1,816
USD	299,273	NZD	480,000	Barclays Bank PLC	6/26/23	(852)
NZD	80,000	USD	49,696	Morgan Stanley & Co. Inc.	6/26/23	325

Net unrealized depreciation on open forward foreign currency contracts						$(406,741)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report	5

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

7

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$22,328,149	—	$22,328,149
U.S. Government & Agency Obligations	—	13,320,553	—	13,320,553
Mortgage-Backed Securities	—	6,559,022	—	6,559,022
Corporate Bonds & Notes	—	3,795,407	—	3,795,407
Collateralized Mortgage
Obligations	—	89,370	—	89,370

Total Long-Term Investments	—	46,092,501	—	46,092,501

Short-Term Investments†	$1,116,473	—	—	1,116,473

Total Investments	$1,116,473	$46,092,501	—	$47,208,974

Other Financial Instruments:
Futures Contracts††	$27,761	—	—	$27,761
Forward Foreign Currency Contracts††	—	$156,061	—	156,061

Total Other Financial Instruments	$27,761	$156,061	—	$183,822

Total	$1,144,234	$46,248,562	—	$47,392,796

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$6,521	—	—	$6,521
Forward Foreign Currency Contracts††	—	$562,802	—	562,802

Total	$6,521	$562,802	—	$569,323

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

9

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$251,734	$25,853,771	25,853,771	$24,989,032	24,989,032	—	$18,807	—	$1,116,473

10